Schedule of Capital Stock, Warrants (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2017 $ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2016 USD ($) $ / shares shares
Class of Warrant or Right, Outstanding, Beginning of Period | shares	8,844,506	12,136,241
Common Shares And Warrants Schedule Of Capital Stock, Warrants 1			$ 14,250,184
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, Beginning of Period | $ / shares	$ 0.29	$ 0.18
Common Shares And Warrants Schedule Of Capital Stock, Warrants 2			0.23
Class of Warrant or Right, Expirations in Period | shares		(1,004,150)
Common Shares And Warrants Schedule Of Capital Stock, Warrants 3			$ (607,618)
Class of Warrant or Right, Expirations in Period, Weighted Average Exercise Price | $ / shares		$ 0.22
Common Shares And Warrants Schedule Of Capital Stock, Warrants 4			0.36
Class of Warrant or Right, Exercises in Period | shares	(1,404,437)	(10,322,025)
Common Shares And Warrants Schedule Of Capital Stock, Warrants 5			$ 6,197,620
Class of Warrant or Right, Exercises in Period, Weighted Average Exercise Price | $ / shares	$ 0.19	$ 0.23
Common Shares And Warrants Schedule Of Capital Stock, Warrants 6			0.23
Class of Warrant or Right, Grants in Period, Net of Forfeitures | shares	21,031	8,034,440
Common Shares And Warrants Schedule Of Capital Stock, Warrants 7			$ 19,840,186
Class of Warrant or Right, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 0.60	$ 0.36
Common Shares And Warrants Schedule Of Capital Stock, Warrants 8			0.23
Class of Warrant or Right, Outstanding, End of Period | shares	7,461,100	8,844,506	12,136,241
Common Shares And Warrants Schedule Of Capital Stock, Warrants 9			$ (13,978,286)
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, End of Period | $ / shares	$ 0.30	$ 0.29	$ 0.18
Common Shares And Warrants Schedule Of Capital Stock, Warrants 10			0.22
Common Shares And Warrants Schedule Of Capital Stock, Warrants 11			$ 6,274,341
Common Shares And Warrants Schedule Of Capital Stock, Warrants 12			0.15
Common Shares And Warrants Schedule Of Capital Stock, Warrants 13			$ 12,136,241
Common Shares And Warrants Schedule Of Capital Stock, Warrants 14			0.18
Common Shares And Warrants Schedule Of Capital Stock, Warrants 1		$ 19,840,186
Common Shares And Warrants Schedule Of Capital Stock, Warrants 2		0.23
Common Shares And Warrants Schedule Of Capital Stock, Warrants 3		$ (13,978,286)
Common Shares And Warrants Schedule Of Capital Stock, Warrants 4		0.22
Common Shares And Warrants Schedule Of Capital Stock, Warrants 5		$ 6,274,341
Common Shares And Warrants Schedule Of Capital Stock, Warrants 6		0.15
Common Shares And Warrants Schedule Of Capital Stock, Warrants 7		$ 12,136,241
Common Shares And Warrants Schedule Of Capital Stock, Warrants 8		0.18
Common Shares And Warrants Schedule Of Capital Stock, Warrants 9		$ (1,004,150)
Common Shares And Warrants Schedule Of Capital Stock, Warrants 10		0.22
Common Shares And Warrants Schedule Of Capital Stock, Warrants 11		$ (10,322,025)
Common Shares And Warrants Schedule Of Capital Stock, Warrants 12		0.23
Common Shares And Warrants Schedule Of Capital Stock, Warrants 13		$ 8,034,440
Common Shares And Warrants Schedule Of Capital Stock, Warrants 14		0.36
Common Shares And Warrants Schedule Of Capital Stock, Warrants 15		$ 8,844,506
Common Shares And Warrants Schedule Of Capital Stock, Warrants 16		0.29